14. OTHER LONG-TERM FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Other Long-term Financial Assets
OTHER LONG-TERM FINANCIAL ASSETS

14. OTHER LONG-TERM FINANCIAL ASSETS

As at December 31,	2017	2016
Long-term receivables	$12,898	$14,453
Security deposits	5,910	6,303
Derivative assets (Note 27)	64,723	14,931
Other long-term financial assets	$83,531	$35,687